Supplement to the currently effective PROSPECTUS

Deutsche California Tax-Free Income Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

Michael J. Generazo, Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

Matthew J. Caggiano, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 1999.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

■	Joined Deutsche Asset Management in 1986.
■	Co-Head of Municipal Bonds.
■	BA, Duke University.

Michael J. Generazo, Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

■	Joined Deutsche Asset Management in 1999.
■	BS, Bryant College; MBA, Suffolk University.

Matthew J. Caggiano, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 1999.

■	Joined Deutsche Asset Management in 1989.
■	BS, Pennsylvania State University; MS, Boston College.

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-580